Other Income and Expenses - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development costs	¥ 27,811,000	¥ 12,598,000	¥ 10,258,000
Forfeited contributions available to reduce its contributions to the pension scheme	0	0	0
Other operating expense	1,112,000	4,000	41,000
Compensation Payables On Contract Terminations	¥ 622,000,000	¥ 0	¥ 0